RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Mar. 31, 2026
Schedule of reconciliation of financing activities

	Dividend payables HK$’000	Lease liabilities HK$’000	Amount due to a director HK$’000	Loan from a former related company HK$’000	Total HK$’000

At April 1, 2023	6,096	1,827	2,671	350	10,944
Financing cash flows	-	(1,052)	497	(200)	(755)
Finance costs	348	68	-	-	416

At March 31, 2024	6,444	843	3,168	150	10,605
Financing cash flows	(6,444)	(861)	239	-	(7,066)
Finance costs	-	18	-	-	18

At March 31, 2025	-	-	3,407	150	3,557
Financing cash flows	-	-	(440)	-	(440)
Disposal of a subsidiary	-	-	237	(150)	87

At March 31, 2026	-	-	3,204	-	3,204